Schedule of Investments (unaudited)
June 30, 2025
iShares® Lithium Miners and Producers ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Chemicals — 40.5%
Albemarle Corp.	4,462	$279,634
Canmax Technologies Co. Ltd., Class A	20,600	54,856
Chunbo Co. Ltd.(a)	1,890	55,878
Do-Fluoride New Materials Co. Ltd., Class A	16,600	28,284
Ganfeng Lithium Group Co. Ltd., Class A	35,300	166,608
Guangzhou Tinci Materials Technology Co. Ltd., Class A	47,300	119,768
MNTech Co. Ltd.	5,164	30,333
Ningbo Shanshan Co. Ltd., Class A(a)	31,400	41,542
Shenzhen Capchem Technology Co. Ltd., Class A	18,700	92,020
Sociedad Quimica y Minera de Chile SA, ADR(b)	8,359	294,822
Tianqi Lithium Corp., Class A(a)	36,800	164,761
Yunnan Energy New Material Co. Ltd., Class A(a)	23,900	97,872
		1,426,378
Electrical Equipment — 14.4%
Beijing Easpring Material Technology Co. Ltd., Class A	12,500	76,619
CNGR Advanced Material Co. Ltd., Class A	23,060	105,979
Hunan Yuneng New Energy Battery Material Co. Ltd., Class A	18,600	81,110
POSCO Future M Co. Ltd.(a)	2,601	242,758
		506,466
IT Services — 0.8%
Kwangmu Co. Ltd.(a)	17,300	27,988
Machinery — 0.8%
Kangwon Energy Co. Ltd.(a)	5,782	28,612
Metals & Mining — 38.1%
Core Lithium Ltd.(a)(b)	1,113,366	71,817
ESG Minerals, NVS(c)	21,566	—
Liontown Resources Ltd.(a)(b)	365,504	168,849
Lithium Americas Corp.(a)(b)	59,625	159,795
Lithium Argentina AG(a)(b)	68,564	142,613
Mineral Resources Ltd.(a)	14,094	200,241
Piedmont Lithium Inc.(a)(b)	11,400	66,348
Pilbara Minerals Ltd.(a)	318,725	280,770
Sigma Lithium Corp.(a)(b)	30,568	137,556
Sinomine Resource Group Co. Ltd., Class A	17,900	80,451
YongXing Special Materials Technology Co. Ltd., Class A	7,500	33,284
		1,341,724
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 4.2%
CosmoAM&T Co. Ltd.(a)	5,944	$148,636
Total Common Stocks — 98.8% (Cost: $4,799,364)		3,479,804
Rights
Industrial Conglomerates — 0.2%
POSCO Future M Co. Ltd. (Expires 08/05/25, Strike Price KRW 96400) )(a)	346	7,691
Total Rights — 0.2% (Cost: $—)		7,691
Total Long-Term Investments — 99.0% (Cost: $4,799,364)		3,487,495
Short-Term Securities
Money Market Funds — 25.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(d)(e)(f)	904,423	904,785
Total Short-Term Securities — 25.7% (Cost: $904,733)		904,785
Total Investments — 124.7% (Cost: $5,704,097)		4,392,280
Liabilities in Excess of Other Assets — (24.7)%		(868,601)
Net Assets — 100.0%		$3,523,679

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$856,471	$48,344 (a)	$—	$(5)	$(25)	$904,785	904,423	$13,155 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	9	—
				$(5)	$(25)	$904,785		$13,164	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Lithium Miners and Producers ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,080,768	$2,399,036	$—	$3,479,804
Rights	—	7,691	—	7,691
Short-Term Securities
Money Market Funds	904,785	—	—	904,785
	$1,985,553	$2,406,727	$—	$4,392,280

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares